Derivatives and Fair Values Measurements - Gains (Losses) Recognized in other Comprehensive Income for Derivatives as Cash Flow Hedging Instruments (Detail) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss)realized/unrealized on FSIRS recognized in other comprehensive income on derivative	$ 2,959	$ (17,958)